UNITED STATES
SECURITIES AND EXCHANGE COMMISSSION
WASHINGTON, DC    20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 1999

Check here if Amendment: (  )

Institutional Investment Manager filing this Report:

Name: Sands Capital Management, Inc.
Address: 1100 North Glebe Road
         Suite 1000
         Arlington, VA    22201

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Frank M. Sands
Title: President
Phone: 703-528-4000
Signature, Place and Date of Signing:

Frank M. Sands, Arlington, VA, August 5, 1999

Report Type:  13F HOLDING REPORT

List of other Managers Report for this Manager: NONE

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Managers: 0

Form 13F Information Table Entry Total: 32

Form 13F Information Table Value Total:  $459,472

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                                                       FORM 13F INFORMATION TABLE
                                                       Value     Shares/  Sh/ Invstmt  Other      Voting Authority
Name of Issuer              Title of Class  CUSIP      (x 1000)  Prn Amt  Prn Dscretn  Managers   Sole  Shared  None

Abbott Laboratories             COM         002824100   13642    300640   SH    SOLE                            300640
American Power Conversion       COM         029066107   11348    563900   SH    SOLE                            563900
Ameritech                       COM         030954101     206      2800   SH    SOLE                              2800
Automatic Data Processing       COM         053015103    9843    223700   SH    SOLE                            223700
BP Amoco                    SPONSERED ADR   055622104     340      3138   SH    SOLE                              3138
BestFoods                       COM         08658U101     227      4600   SH    SOLE                              4600
Bristol-Myers Squibb            COM         110122108     394      5600   SH    SOLE                              5600
Cisco Systems                   COM         17275R102   61234    950278   SH    SOLE                            950278
Coca-Cola Co                    COM         191216100     291      4688   SH    SOLE                              4688
Walt Disney Co                  COM         254687106    6111    198325   SH    SOLE                            198325
EMC Corp                        COM         268648102   10423    189500   SH    SOLE                            189500
First Data Corp                 COM         319963104   15342    313500   SH    SOLE                            313500
General Electric                COM         369604103   21815    193050   SH    SOLE                            193050
Harley-Davidson                 COM         412822108   18239    335435   SH    SOLE                            335435
Home Depot                      COM         437076102   22717    352550   SH    SOLE                            352550
Hewlett-Packard                 COM         428236103   18572    184794   SH    SOLE                            184794
Intel Corp                      COM         458140100   33978    571062   SH    SOLE                            571062
Johnson & Johnson               COM         478160104   16019    163460   SH    SOLE                            163460
Johnson Controls                COM         478366107     284      4100   SH    SOLE                              4100
Leggett & Platt                 COM         524660107    9275    333500   SH    SOLE                            333500
McDonald's Corp                 COM         580135101   11739    285444   SH    SOLE                            285444
MCI Worldcom                    COM         55268B106    9867    114650   SH    SOLE                            114650
Merck & Company                 COM         589331107   19839    269456   SH    SOLE                            269456
Microsoft                       COM         594918104   54278    601834   SH    SOLE                            601834
Nike Inc                        COM         654106103    9864    155650   SH    SOLE                            155650
Pepsico Inc                     COM         713448108    9386    242610   SH    SOLE                            242610
Pfizer                          COM         717081103     377      3458   SH    SOLE                              3458
T Rowe Price & Assocs           COM         741477103   23762    619200   SH    SOLE                            619200
Schering-Plough                 COM         806605101     300      5720   SH    SOLE                              5720
Charles Schwab & Co             COM         808512105   18967    174012   SH    SOLE                            174012
Staples                         COM         855030102   10408    336414   SH    SOLE                            336414
Wal-Mart                        COM         931142103   20385    422490   SH    SOLE                            422490